Subsequent Events (Additional Information) (Detail) - Subsequent Event [Member] $ / shares in Units, $ in Millions	1 Months Ended
Feb. 28, 2025 USD ($) $ / shares shares
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate consideration | $	$ 185.0
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued under securities purchase agreement | shares	3,689,465
Fund Investors [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 50
Individual Investors [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 54.14